Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Subscribed and fully paid share capital	$ 107,380,000,000	$ 107,380,000,000
Share issuance costs	279,000,000	279,000,000
Shares par value	0	0
Changes in interests in subsidiaries that do not result in loss of control of the subsidiary	$ 479,000,000
Percentage of legal reserve on net income	5.00%
Tax incentives reserve	$ 39,000,000	39,000,000	$ 39,000,000	$ 39,000,000
Accumulated deficit allocated to profit retention reserve	87,000,000
Cumulative translation adjustment	(851,000,000)	9,529,000,000	(29,248,000,000)
Reclassification of cumulative translation adjustment	37,000,000	1,457,000,000
Actuarial gains (losses) on defined benefit pension plans	1,635,000,000	(4,238,000,000)	(67,000,000)
Foreign exchange rate variation gains	(543,000,000)	10,779,000,000	$ (21,132,000,000)
Cumulative balance of foreign exchange variation losses	$ (81,422,000,000)	$ (84,093,000,000)
Preference shares' dividend percentage on net book value	3.00%
Preference shares' dividend percentage on share capital	5.00%
Cumulative translation adjustment [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Foreign exchange rate variation gains	$ 1,724,000,000
Cumulative balance of foreign exchange variation losses	$ 9,573,000,000
Bottom of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Percentage of legal reserve on net income	0.50%
Top of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Percentage of legal reserve on net income	5.00%
Common Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Shares outstanding	7,442,454,142	7,442,454,142
Preference Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Shares outstanding	5,602,042,788	5,602,042,788